NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
Non Controlling Interest [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2023	2022
Participating non-controlling interests – in operating subsidiaries	$18,863	$14,755
General partnership interest in a holding subsidiary held by Brookfield	55	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,684	2,892
BEPC exchangeable shares	2,479	2,561
Preferred equity	583	571
Perpetual subordinated notes	592	592
	$25,256	$21,430
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Infrastructure Fund V	Brookfield Global Transition Fund I	Brookfield Global Transition Fund II	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional partners	Isagen public non-controlling interests	Other	Total
As at December 31, 2020	$1,002	$1,994	$3,623	$410	$—	$—	$—	$627	$97	$2,651	$14	$682	$11,100
Net income(loss)	5	43	(16)	38	—	—	—	4	16	113	1	5	209
Other comprehensive income (loss)	(122)	445	196	150	—	—	—	163	28	(107)	—	86	839
Capital contributions	—	6	10	924	—	—	—	—	—	—	—	181	1,121
Disposals	(181)	(214)	—	—	—	—	—	—	—	—	—	—	(395)
Distributions(1)	(18)	(32)	(350)	(114)	—	—	—	(25)	(8)	(215)	(1)	(47)	(810)
Other	(1)	11	155	2	—	—	—	205	(1)	—	(1)	(131)	239
As at December 31, 2021	685	2,253	3,618	1,410	—	—	—	974	132	2,442	13	776	12,303
Net income (loss)	19	(31)	144	16	—	(50)	—	20	11	179	1	25	334
Other comprehensive income (loss)	(103)	449	212	425	—	9	—	187	(19)	67	1	20	1,248
Capital contributions	—	4	—	301	—	1,484	—	—	—	—	—	342	2,131
Disposals	(54)	—	(21)	—	—	—	—	—	—	—	—	—	(75)
Distributions(1)	(71)	(59)	(460)	(3)	—	(14)	—	(37)	(9)	(524)	(1)	(97)	(1,275)
Other	1	1	(3)	(15)	—	32	—	4	—	(5)	—	74	89
As at December 31, 2022	477	2,617	3,490	2,134	—	1,461	—	1,148	115	2,159	14	1,140	14,755
Net income (loss)	27	64	108	43	291	20	1	15	7	98	1	(56)	619
Other comprehensive income (loss)	(43)	(96)	356	235	—	294	(3)	2	3	603	4	9	1,364
Capital contributions	—	—	1	162	410	2,045	298	—	—	—	—	77	2,993
Return of capital	—	—	—	—	(140)	—	—	—	—	—	—	—	(140)
Disposals	(388)	—	(32)	—	—	(26)	—	—	—	—	—	(3)	(449)
Distributions(1)	(25)	(123)	(695)	(172)	—	(81)	—	(42)	(3)	(156)	(1)	(130)	(1,428)
Acquisitions through business combinations	—	—	—	—	—	—	—	—	—	—	—	414	414
Other	27	1	(14)	9	356	(31)	—	165	—	—	—	222	735
As at December 31, 2023	$75	$2,463	$3,214	$2,411	$917	$3,682	$296	$1,288	$122	$2,704	$18	$1,673	$18,863
Interests held by third parties	75%-78%	43%-60%	69%-71%	75%	71%	77% - 80%	50% - 51%	50%	25%	77%	0.3%	0.3% - 72%

(1)Distributions paid during the year ended December 31, 2023, totaled $870 million (2022: $1,275 million and 2021: $810 million).
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III(1)	Brookfield Infrastructure Fund IV	Brookfield Infrastructure Fund V	Brookfield Global Transition Fund I	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen (2)	TerraForm Power(3)	Onpath(4)	Other	Total
Interests held by third parties	75%-78%	43%-60%	69%-71%	75%	71%	77% - 80%	50%	25%	77%	42%	3%-51%	0.3%-72%
Place of business	United States, Brazil	United States, Brazil, Europe	United States, Brazil, Europe, India, China	United States, Brazil, India, China	United States	North America, Europe, India, China, Australia	Canada	United States	Colombia	North America, South America, Europe	United Kingdom	North America, South America, China, India
Year ended December 31, 2021:
Revenue	$137	$302	$195	$316	$—	$—	$81	$136	$929	$1,239	$—	$19	$3,354
Net income	7	64	1	50	—	—	10	62	214	(245)	—	66	229
Total comprehensive income (loss)	(161)	895	348	252	—	—	329	173	11	(243)	—	187	1,791
Net income allocated to non-controlling interests	5	43	2	38	—	—	4	16	162	(109)	—	48	209
Year ended December 31, 2022:
Revenue	$120	$324	$213	$451	—	$54	$116	$131	$1,135	$1,324	$—	$170	$4,038
Net income (loss)	25	(66)	44	14	—	(66)	40	44	340	94	—	45	514
Total comprehensive income (loss)	(106)	732	183	586	—	(51)	403	(32)	467	301	—	132	2,615
Net income allocated to non-controlling interests	19	(31)	31	16	—	(50)	20	11	257	31	—	30	334
As at December 31, 2022:
Property, plant and equipment, at fair value	$131	$6,223	$2,873	$6,060	$—	$1,565	$2,686	$1,031	$8,264	$10,012	$—	$1,936	$40,781
Total assets	852	6,368	3,529	6,911	—	5,298	2,984	1,053	9,178	11,192	—	2,787	50,152
Total borrowings	14	1,332	1,051	3,120	—	497	466	476	2,356	6,371	—	651	16,334
Total liabilities	240	1,618	1,172	4,173	—	3,502	520	491	5,112	8,275	—	1,178	26,281
Carrying value of non-controlling interests	477	2,617	1,675	2,134	—	1,461	1,194	115	3,146	1,452	—	484	14,755
Year ended December 31, 2023:
Revenue	$56	$339	$192	$533	$45	$145	$130	$102	$1,285	$1,213	$13	$230	$4,283
Net income (loss)	34	118	79	46	411	26	31	27	186	(27)	2	(19)	913
Total comprehensive income (loss)	(19)	(70)	306	362	411	409	28	40	1,331	(93)	(4)	(172)	2,528
Net income allocated to non-controlling interests	27	64	56	43	291	20	16	7	144	(43)	1	(7)	619
As at December 31, 2023:
Property, plant and equipment, at fair value	$106	$5,878	$2,919	$7,293	$2,357	$4,700	$2,463	$1,024	$10,585	$9,718	$992	$4,294	$52,336
Total assets	112	6,055	3,662	8,396	2,538	9,535	2,747	1,036	11,601	10,528	1,261	5,429	62,909
Total borrowings	12	1,320	1,159	3,704	462	1,169	144	439	3,000	6,056	295	2,036	19,796
Total liabilities	18	1,609	1,249	5,117	1,611	5,424	192	447	6,498	9,106	630	2,845	34,756
Carrying value of non-controlling interests	75	2,463	1,713	2,411	917	3,682	1,332	122	3,948	847	335	1,018	18,863
(1)Excludes information relating to Isagen and TerraForm Power which are presented separately.
(2)The total third party ownership interest in Isagen as of December 31, 2023 was 77.4% and comprised of Brookfield Infrastructure Fund III: 23.0%, Brookfield Global Infrastructure Income Fund: 1.5%, Isagen Institutional investors: 52.6% and other non-controlling interests: 0.3%.
(3)The total third party interest in Terraform Power as of December 31, 2023 was 41.7% and comprised of Brookfield Infrastructure Fund III: 34.9% and Brookfield Global Infrastructure Income Fund: 6.8%.
(4)The total third party interest in Onpath as of December 31, 2023 was 52.7% and comprised of Brookfield Global Transition Fund II: 49.7% and Brookfield Global Infrastructure Income Fund: 3.0%.
General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield
Brookfield, as the owner of the 1% GP interest in BRELP, is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP unit distributions exceed $0.20 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP unit distributions exceed $0.2253 per LP unit per quarter, the incentive distribution is equal to 25% of distributions above this threshold.
Consolidated equity includes Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest. The Redeemable/Exchangeable partnership units and the GP interest are held 100% by Brookfield, the BEPC exchangeable shares are held 25% by Brookfield Holders, with the remainder held by public shareholders. The Redeemable/Exchangeable partnership units and BEPC exchangeable shares provide the holder, at its discretion, with the right to redeem these units or shares, respectively, for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable on a one-for-one basis, the Redeemable/Exchangeable partnership units and BEPC exchangeable shares are classified as equity in accordance with IAS 32, Financial Instruments: Presentation.
The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Renewable. During the year ended December 31, 2023, exchangeable shareholders of BEPC exchanged 8,465 (December 31, 2022: 12,308) BEPC exchangeable for an equivalent number of LP units amounting to less than $1 million (December 31, 2022: $1 million). No Redeemable/Exchangeable partnership units have been redeemed.
On June 16, 2023, Brookfield Renewable completed the issuance of 8,200,000 LP Units and 7,430,000 BEPC exchangeable shares on a bought deal basis at a price of $30.35 per LP Unit and $33.80 per BEPC exchangeable Share for gross proceeds of $500 million.
The Redeemable/Exchangeable partnership units issued by BRELP and the BEPC exchangeable shares issued by BEPC have the same economic attributes in all respects to the LP units issued by Brookfield Renewable, except for the redemption rights described above. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest, excluding incentive distributions, participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at December 31, 2023, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and units of GP interest outstanding were 194,487,939 units (December 31, 2022: 194,487,939 units), 179,651,526 (December 31, 2022: 172,218,098), and 3,977,260 units (December 31, 2022: 3,977,260 units), respectively.
In December 2023, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units and outstanding BEPC exchangeable shares. Brookfield Renewable is authorized to repurchase up to 14,361,497 LP units and 8,982,586 BEPC exchangeable shares, representing 5% of each of its issued and outstanding LP units and BEPC exchangeable shares. The bids will expire on December 17, 2024, or earlier should Brookfield Renewable complete its repurchases prior to such date. During the year ended December 31, 2023, there were 1,856,044 LP units (2022: nil) repurchased and cancelled at a total cost of $43 million (2022: nil). During the year ended December 31, 2023 and 2022, there were nil BEPC exchangeable shares repurchased.
The composition of the distributions are presented in the following table:

(MILLIONS)	2023	2022	2021
General partnership interest in a holding subsidiary held by Brookfield	$5	$6	$5
Incentive distribution	111	94	80
	116	100	85
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	265	250	237
BEPC exchangeable shares held by
Brookfield Holders	61	58	53
External shareholders	180	162	156
Total BEPC exchangeable shares	241	220	209
	$622	$570	$531
The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield:

(MILLIONS)	2023	2022	2021
For the year ended December 31:
Revenue	$5,038	$4,711	$4,096
Net income (loss)	616	138	(66)
Comprehensive income	2,036	2,628	2,700
Net income (loss) allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	111	92	77
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(63)	(117)	(135)
BEPC exchangeable shares	(57)	(104)	(119)
As at December 31:
Property, plant and equipment, at fair value	$64,005	$54,283
Total assets	76,128	64,111
Total borrowings	29,702	24,850
Total liabilities	46,149	37,825
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	55	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,684	2,892
(1)Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 176.3 million and 282.4 million, respectively (2022: 4.0 million, 194.5 million, 172.2 million and 275.2 million, respectively and 2021: 4.0 million, 194.5 million, 172.2 million and 274.9 million, respectively).
(2)Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 179.7 million and 287.2 million, respectively (2022: 4.0 million, 194.5 million, 172.2 million and 275.4 million, respectively).
Preferred equity
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2023	2022	December 31, 2023	December 31, 2022
Series 1 (C$136)	6.85	3.1	April 2025	$4	$4	$129	$126
Series 2 (C$113)(1)	3.11	7.8	April 2025	4	3	58	57
Series 3 (C$249)	9.96	4.4	July 2024	8	8	187	183
Series 5 (C$103)	4.11	5.0	April 2018	4	4	77	76
Series 6 (C$175)	7.00	5.0	July 2018	7	7	132	129
	31.03			$27	$26	$583	$571
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
Distributions paid during the year ended December 31, 2023, totaled $27 million (2022: $26 million and 2021: $26 million).
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at December 31, 2023, none of the issued Class A, Series 5 and 6 Preference Shares have been redeemed by BRP Equity.
In December 2023, the Toronto Stock Exchange accepted notice of BRP Equity's intention to renew the normal course issuer bid in connection with its outstanding Class A Preference Shares for another year to December 17, 2024, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, BRP Equity is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. Shareholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. There were no repurchases of Class A Preference Shares during 2023 or 2022 in connection with the normal course issuer bid.
Perpetual subordinated notes
In April 2021 and December 2021, Brookfield BRP Holdings (Canada) Inc., a wholly-owned subsidiary of Brookfield Renewable, issued $350 million and $260 million, respectively, of perpetual subordinated notes at a fixed rate of 4.625% and 4.875%, respectively.
The perpetual subordinated notes do not have a maturity date and are repaid in an Event of Default. The perpetual subordinated notes also provide Brookfield Renewable, at its discretion, the right to defer the interest (in whole or in part) until liquidation of assets due to an Event of Default. The perpetual subordinated notes are classified as a separate class of non-controlling interest on Brookfield Renewable's consolidated statements of financial position as per IAS 32, Financial Instruments: Presentation. The interest expense on the perpetual subordinated notes during the year ended December 31, 2023 of $29 million (2022: $29 million and 2021: $12 million) are presented as distributions in the consolidated statements of changes in equity. The carrying value of the perpetual subordinated notes, net of transaction cost, is $592 million (2022: $592 million) as at December 31, 2023.
Distributions paid during the year ended December 31, 2023, totaled $29 million (2022: $27 million and 2021: $9 million).